COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

23.COMMITMENTS AND CONTINGENCIES

(a)	Commitments

During the year ended December 31, 2020, the Company issued purchase orders for equipment necessary for the construction of the Camino Rojo mine. At December 31, 2020, these outstanding purchase orders and contracts totaled approximately $49,050,000 (December 31, 2019 – $2,362,000), which we expect will be filled within the next 12 months.

At December 31, 2020, the Company was (subject to government approvals) committed to making payments totalling $25,000,000 plus refundable Mexican value added taxes in February 2021 pursuant to the Layback Agreement (note 24(a)) and a further $37,800,000 plus refundable Mexican value added taxes in subsequent years.  The requisite government approvals were received in February 2021 and the Company made the first payment.

The Company is committed to making severance payments amounting to approximately $3,000,000 (December 31, 2019 – $1,960,000) to certain officers and management in the event of a change in control. As the likelihood of these events taking place is not determinable, such amounts are not reflected in these consolidated financial statements.

(b)	Litigation

We may, from time to time, be a party to legal proceedings, which arise in the ordinary course of our business. We are not aware of any pending or threatened litigation that, if resolved against us, would have a material adverse effect on our consolidated financial position, results of operations or cash flows.